UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 2402

John Hancock Sovereign Bond Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210

(Address of principal executive offices) (Zip code)

Alfred P. Ouellette
Senior Counsel and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2007

ITEM 1. REPORT TO SHAREHOLDERS.

John Hancock

MUTUAL FUNDS

John Hancock
Bond Fund

Semiannual Report

11.30.07

A look at performance

For the periods ended November 30, 2007

		Average annual returns				Cumulative total returns					SEC 30-
		with maximum sales charge (POP)				with maximum sales charge (POP)					day yield
	Inception				Since					Since	as of
Class	date	1-year	5-year	10-year	inception	6 months	1-year	5-year	10-year	inception	11-30-07

A	11-9-73	–0.42%	4.20%	5.02%	—	–1.55%	–0.42%	22.81%	63.23%	—	5.16%

B	11-23-93	–1.37	4.10	4.93	—	–2.23	–1.37	22.23	61.76	—	4.70

C	10-1-98	2.58	4.43	—	4.33%	1.77	2.58	24.23	—	47.52%	4.70

I1	9-4-01	4.74	5.62	—	5.52	3.35	4.74	31.43	—	39.78	5.84

R1[1]	8-5-03	3.51	—	—	4.44	2.72	3.51	—	—	20.63	4.34

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A shares of 4.5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I and Class R1 shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available Prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The gross expenses are as follows: Class A — 1.05%, Class B — 1.75%, Class C — 1.75%, Class I — 0.62%, Class R1 — 1.72% .

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the Fund’s Class I and Class R1 share prospectuses.

Bond Fund | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Bond Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Lehman Brothers Government/Credit Bond Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B2	11-30-97	$16,176	$16,176	$18,087

C2	10-1-98	14,752	14,752	16,270

I3	9-4-01	13,978	13,978	14,024

R1 [3]	8-5-03	12,063	12,063	12,303

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class I and Class R1 shares, respectively, as of November 30, 2007. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Lehman Brothers Government/Credit Bond Index is an unmanaged index that measures the performance of U.S. government bonds, U.S. corporate bonds and Yankee bonds.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 For certain types of investors as described in the Fund’s Class I and Class R1 share prospectuses.

Semiannual report | Bond Fund

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on June 1, 2007, with the same investment held until November 30, 2007.

	Account value	Ending value	Expenses paid during period
	on 6-1-07	on 11-30-07	ended 11-30-07[1]

Class A	$1,000.00	$1,031.30	$5.34

Class B	1,000.00	1,027.70	8.88

Class C	1,000.00	1,027.70	8.87

Class I	1,000.00	1,033.50	3.15

Class R1	1,000.00	1,025.80	10.74

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2007, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Bond Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on June 1, 2007, with the same investment held until November 30, 2007. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during period
	on 6-1-07	on 11-30-07	ended 11-30-07[1]

Class A	$1,000.00	$1,019.75	$5.31

Class B	1,000.00	1,016.24	8.83

Class C	1,000.00	1,016.25	8.82

Class I	1,000.00	1,021.91	3.13

Class R1	1,000.00	1,014.39	10.68

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.05%, 1.75%, 1.75%, 0.62% and 2.12% for Class A, Class B, Class C, Class I and Class R1 respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

Semiannual report | Bond Fund

Portfolio summary

Top 10 holdings[1]

Federal National Mortgage Assn.	2.8%	Federal Home Loan Mortgage Corp.	1.6%

Federal National Mortgage Assn.	2.0%	Federal National Mortgage Assn.	1.5%

Federal National Mortgage Assn.	2.0%	Federal National Mortgage Assn.	1.4%

Federal National Mortgage Assn.	2.0%	Federal National Mortgage Assn.	1.2%

Federal National Mortgage Assn.	1.8%	United States Treasury	1.1%

Sector distribution[1]

Government — U.S. agency	36%	Telecommunication services	3%

Mortgage bonds	22%	Government — U.S.	3%

Financials	13%	Materials	3%

Consumer discretionary	6%	Health care	2%

Utilities	4%	Energy	2%

Industrials	3%	Consumer staples	1%

Quality distribution[1]

AAA	57%

AA	5%

A	5%

BBB	14%

BB	8%

B	7%

CCC	2%

1 As a percentage of net assets on November 30, 2007.

Bond Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 11-30-07 (unaudited)

This schedule is divided into six main categories: bonds, preferred stocks, tranche loans, U.S. government and agencies securities, warrants and short-term investments. Bonds, preferred stocks, tranche loans, U.S. government and agencies securities and warrants are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Bonds 57.40%					$546,281,189
(Cost $548,964,713)

Advertising 0.12%					1,121,575

R.H. Donnelley Corp.
Sr Note (S)	8.875%	10-15-17	B	$1,190	1,121,575

Agricultural Products 0.21%					1,989,000

Chaoda Modern Agriculture
Holdings Ltd.,
Gtd Sr Note (Cayman Islands)
(F)(L)(S)	7.750	02-08-10	BB	2,040	1,989,000

Airlines 1.12%					10,647,652

Continental Airlines, Inc.,
Pass Thru Ctf Ser 1999-1A (L)	6.545	02-02-19	A–	942	945,845
Pass Thru Ctf Ser 2000-2 Class B	8.307	04-02-18	BB–	1,251	1,243,235
Pass Thru Ctf Ser 2001-1 Class C	7.033	06-15-11	B+	767	744,727

Delta Airlines, Inc.,
Collateralized Bond (S)	6.821	08-10-22	A–	2,985	3,126,310
Sr Pass Thru Ctf Ser 2002-1	6.417	07-02-12	AAA	2,880	2,944,800

Northwest Airlines, Inc.,
Gtd Collateralized Note
Ser 2007-1 (L)	7.027	11-01-19	A–	1,660	1,642,735

Aluminum 0.19%					1,807,475

CII Carbon LLC,
Gtd Sr Sub Note (S)	11.125	11-15-15	CCC+	1,835	1,807,475

Apparel Retail 0.09%					807,700

Hanesbrands, Inc.,
Gtd Sr Note Ser B (P)	8.784	12-15-14	B–	820	807,700

Asset Management & Custody Banks 0.40%					3,842,955

Rabobank Capital Fund II,
Perpetual Bond (5.260% to
12-31-13 then variable) (S)	5.260	12-29-49	AA	4,005	3,842,955

Automobile Manufacturers 0.17%					1,635,600

General Motors Corp.,
Sr Note (L)	7.125	07-15-13	B–	1,880	1,635,600

See notes to financial statements

Semiannual report | Bond Fund

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Broadcasting & Cable TV 1.11%					$10,553,322

CCH II LLC/CCH II Capital Corp.,
Sr Note	10.250%	09-15-10	CCC	$1,560	1,540,500

Comcast Cable Holdings LLC,
Gtd Sr Sub Deb	9.800	02-01-12	BBB+	1,720	1,997,622
Note	8.375	03-15-13	BBB+	1,445	1,624,587

Rogers Cable, Inc.,
Sr Sec Note (Canada) (F)	6.750	03-15-15	BB+	1,640	1,739,425

Shaw Communications, Inc.,
Sr Note (Canada) (F)	8.250	04-11-10	BB+	1,675	1,746,188

XM Satellite Radio, Inc.,
Gtd Sr Note (L)	9.750	05-01-14	CCC	1,905	1,905,000

Casinos & Gaming 2.56%					24,377,119

Fontainebleau Las Vegas
Holdings LLC,
Note (S)	10.250	06-15-15	CCC+	1,825	1,615,125

Greektown Holdings LLC,
Sr Note (S)	10.750	12-01-13	CCC+	1,170	1,140,750

Harrahs Operating Co., Inc.,
Gtd Sr Bond	5.625	06-01-15	BB	1,560	1,162,200

Indianapolis Downs LLC,
Sr Sec Note (S)	11.000	11-01-12	B	445	433,875

Isle of Capri Casinos, Inc.,
Gtd Sr Sub Deb	7.000	03-01-14	B	695	594,225

Jacobs Entertainment, Inc.,
Gtd Sr Note	9.750	06-15-14	B–	1,970	1,930,600

Little Traverse Bay Bands of
Odawa Indians,
Sr Note (S)	10.250	02-15-14	B	1,895	1,913,950

Majestic Star Casino LLC,
Gtd Sr Sec Note	9.500	10-15-10	B+	590	567,875

Mashantucket West Pequot,
Bond (S)	5.912	09-01-21	BBB–	1,250	1,242,762

Mohegan Tribal Gaming Authority,
Sr Sub Note (L)	7.125	08-15-14	B	1,050	1,010,625

MTR Gaming Group, Inc.,
Gtd Sr Note Ser B	9.750	04-01-10	B	1,525	1,525,000
Gtd Sr Sub Note Ser B	9.000	06-01-12	B–	1,090	1,035,500

Pokagon Gaming Authority,
Sr Note (S)	10.375	06-15-14	B	815	872,050

Seminole Tribe of Florida,
Bond (S)	6.535	10-01-20	BBB	2,260	2,293,245

Seneca Gaming Corp.,
Sr Note Ser B	7.250	05-01-12	BB	2,275	2,286,375

Trump Entertainment
Resorts, Inc.,
Gtd Sr Sec Note (L)	8.500	06-01-15	B	1,625	1,287,812

See notes to financial statements

Bond Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Casinos & Gaming (continued)

Turning Stone Casino Resort
Enterprise,
Sr Note (S)	9.125%	09-15-14	B+	$2,085	$2,105,850

Waterford Gaming LLC,
Sr Note (S)	8.625	09-15-14	BB–	1,361	1,359,300

Commodity Chemicals 0.09%					888,125

Sterling Chemicals, Inc.,
Gtd Sr Sec Note (S)	10.250	04-01-15	B–	875	888,125

Construction & Farm Machinery & Heavy Trucks 0.10%					914,050

Odebrecht Finance Ltd.,
Gtd Sr Note (Cayman
Islands) (F)(S)	7.500	10-18-17	BB	905	914,050

Consumer Finance 0.16%					1,487,002

GMAC LLC,
Sr Note	6.000	12-15-11	BB+	1,750	1,487,002

Data Processing & Outsourced Services 0.18%					1,715,550

Fiserv, Inc.,
Gtd Sr Note	6.800	11-20-17	BBB	1,690	1,715,550

Diversified Banks 3.05%					29,048,334

Banco Mercantil del Norte SA,
Sub Note (Mexico) (F)(S)	6.862	10-13-21	Baa2	2,500	2,485,655

Bank of America Corp.,
Sr Note	5.750	12-01-17	AA	1,860	1,859,963

Chuo Mitsui Trust & Banking
Co. Ltd.,
Perpetual Sub Note (5.506% to
4-15-15 then variable)
(Japan) (F)(S)	5.506	12-15-49	Baa1	2,530	2,319,823

HBOS Plc,
Perpetual Bond (6.413% to 10-1-35
then variable) (United
Kingdom) (F)(S)	6.413	09-29-49	A	2,410	2,030,465

ICICI Bank Ltd.,
Note (India) (F)(S)	6.625	10-03-12	BBB–	2,370	2,439,930

Jefferies Group, Inc.,
Sr Note	6.450	06-08-27	BBB+	1,115	1,030,257

Lloyds TSB Group Plc,
Bond (6.267% to 11-30-16 then
variable) (United
Kingdom) (F)(S)	6.267	11-14-16	A	2,500	2,246,405

Royal Bank of Scotland Group Plc,
Jr Sub Bond Ser MTN (United
Kingdom) (F)(P)	7.640	03-31-49	A	1,400	1,421,410
Perpetual Bond (7.648% to 9-30-31
then variable) (United Kingdom) (F)	7.648	08-29-49	A	3,210	3,120,560

Silicon Valley Bank,
Sub Note	6.050	06-01-17	BBB	2,335	2,404,588

Societe Generale,
Sub Note (France) (F)(S)	5.922	04-05-49	A+	1,725	1,580,555

See notes to financial statements

Semiannual report | Bond Fund

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Diversified Banks (continued)

Standard Chartered Plc,
Bond (Great Britain) (F)(P)(S)	7.014%	07-30-49	BBB+	$1,700	$1,581,660
Sub Note (Great Britain) (F)(S)	6.400	09-26-17	A	865	885,898

Wachovia Bank NA,
Sub Note Ser BKNT (N)	6.600	01-15-38	AA–	1,500	1,496,880
Sub Note Ser BKNT	6.000	11-15-17	AA–	2,130	2,144,285

Diversified Chemicals 0.12%					1,177,000

Mosiac Co. (The),
Sr Note (S)	7.625	12-01-16	BB–	1,100	1,177,000

Diversified Commercial & Professional Services 0.18%					1,751,925

GRUPO KUO SAB DE CV,
Gtd Sr Note (Mexico) (F)(S)	9.750	10-17-17	BB–	1,775	1,751,925

Diversified Financial Services 2.50%					23,810,316

CIT Group, Inc.,
Sr Note	5.650	02-13-17	A	660	573,395
Sr Note	5.000	02-13-14	A	1,020	911,752

Citigroup, Inc.,
Sr Note	6.125	11-21-17	AA	1,605	1,651,624

Cosan Finance Ltd.,
Gtd Bond (Bermuda) (F)(L)(S)	7.000	02-01-17	BB	1,120	1,058,400

Erac USA Finance Co.,
Gtd Sr Note (S)	6.375	10-15-17	BBB	1,730	1,711,944

Ford Motor Credit Co.,
Sr Note	9.875	08-10-11	B	1,135	1,098,350
Sr Note	9.750	09-15-10	B	3,237	3,144,265

General Electric Capital Corp.,
Sub Bond (P)	6.375	11-15-67	AA+	2,740	2,791,755

Huntington Capital III,
Gtd Sub Bond	6.650	05-15-37	BBB–	2,165	1,855,741

Nelnet, Inc.,
Note (7.400% to 9-1-11 then variable)	7.400	09-29-36	BBB–	2,595	2,614,730

QBE Capital Funding II LP,
Gtd Sub Bond (Jersey
Islands) (F)(S)	6.797	06-01-49	BBB	2,485	2,406,019

SMFG Preferred Capital,
Bond (S)	6.078	01-25-17	BBB	2,215	2,032,373

Sovereign Capital Trust VI,
Gtd Note	7.908	06-13-36	BB+	1,840	1,959,968

Diversified Metals & Mining 0.33%					3,139,357

Blaze Recycling & Metals
LLC/Blaze Finance Corp.,
Sr Sec Note (S)	10.875	07-15-12	B	595	544,425

Freeport-McMoRan Copper &
Gold, Inc.,
Sr Note	8.375	04-01-17	BB	485	523,800

New Gold, Inc.,
Sr Note (Canada) (D)(G)	10.000	06-28-17	CCC+	1,350	1,140,807

Vedanta Resources Plc,
Sr Note (United Kingdom) (F)(S)	6.625	02-22-10	BB	935	930,325

See notes to financial statements

Bond Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Drug Retail 0.60%					$5,713,549

CVS Caremark Corp.,
Jr Sub Bond (P)	6.302%	06-01-37	BBB–	$3,635	3,561,137
Sr Note	5.750	06-01-17	BBB+	2,140	2,152,412

Electric Utilities 2.80%					26,673,169

Abu Dhabi National Energy Co.,
Bond (United Arab
Emirates) (F)(S)	6.500	10-27-36	A+	3,035	2,891,563

AES Eastern Energy LP,
Pass Thru Ctf 1999-A	9.000	01-02-17	BB+	3,467	3,753,313

Beaver Valley Funding Corp.,
Sec Lease Obligation Bond	9.000	06-01-17	BBB–	3,467	3,920,657

BVPS II Funding Corp.,
Collateralized Lease Bond	8.890	06-01-17	BBB–	2,297	2,617,565

HQI Transelect Chile SA,
Sr Note (Chile) (F)	7.875	04-15-11	BBB–	2,655	2,881,822

Indiantown Cogeneration LP,
1st Mtg Note Ser A-9	9.260	12-15-10	BB+	1,109	1,171,885

IPALCO Enterprises, Inc.,
Sr Sec Note	8.625	11-14-11	BB–	1,835	1,926,750

Monterrey Power SA de CV,
Sr Sec Bond (Mexico) (F)(S)	9.625	11-15-09	BBB	2,445	2,643,965

PNPP II Funding Corp.,
Deb	9.120	05-30-16	BBB–	193	228,361

Waterford 3 Funding Corp.,
Sec Lease Obligation Bond	8.090	01-02-17	BBB–	4,459	4,637,288

Electronic Equipment Manufacturers 0.11%					1,004,109

Tyco Electronics Group SA,
Gtd Sr Bond (Luxembourg) (F)(S)	6.550	10-01-17	BBB	970	1,004,109

Food Distributors 0.32%					3,083,238

Kellogg Co.,
Sr Note	5.125	12-03-12	BBB+	3,060	3,083,238

Gas Utilities 0.39%					3,737,134

KN Capital Trust I
Cap Security	8.560	04-15-27	B–	1,670	1,569,800

Southern Union Co.,
Jr Sub Note (7.200% to 11-1-11
then variable)	7.200	11-01-66	BB	2,165	2,167,334

Health Care Distributors 0.16%					1,513,283

Covidien International
Finance SA,
Gtd Sr Note (Luxembourg) (F)(S)	6.000	10-15-17	A–	1,455	1,513,283

Health Care Facilities 0.27%					2,585,600

Community Health Systems, Inc.,
Gtd Sr Sub Note (L)	8.875	07-15-15	B–	2,560	2,585,600

See notes to financial statements

Semiannual report | Bond Fund

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Health Care Services 0.44%					$4,204,118

Alliance Imaging, Inc.,
Sr Sub Note (L)	7.250%	12-15-12	B–	$935	869,550
Sr Sub Note (S)	7.250	12-15-12	B–	695	646,350

UnitedHealth Group, Inc.,
Bond (S)	6.625	11-15-37	A–	1,445	1,427,348
Bond (S)	5.500	11-15-12	A–	1,240	1,260,870

Health Care Supplies 0.07%					658,125

Bausch & Lomb, Inc.
Sr Note (L)(S)	9.875	11-01-15	B–	650	658,125

Hotels, Resorts & Cruise Lines 0.19%					1,797,558

Starwood Hotels & Resorts
Worldwide, Inc.,
Sr Note	6.250	02-15-13	BBB–	1,815	1,797,558

Industrial Conglomerates 0.32%					3,013,929

Buckeye Parterns LP,
Bond	5.125	07-01-17	BBB	1,260	1,220,592

General Electric Co.,
Sr Note (N)	5.250	12-06-17	AAA	1,810	1,793,337

Insurance Brokers 0.12%					1,177,719

Progressive Corp. (The),
Jr Sub Deb (P)	6.700	06-15-37	A–	1,225	1,177,719

Integrated Telecommunication Services 1.26%					11,962,688

AT&T, Inc.,
Note (L)	6.500	09-01-37	A	960	1,011,200

Axtel SAB de CV,
Sr Note (Mexico) (F)(S)	7.625	02-01-17	BB–	1,890	1,866,375

Cincinnati Bell, Inc.,
Gtd Sr Sub Note (L)	8.375	01-15-14	B–	1,215	1,175,512

Nextel Communications, Inc.,
Sr Gtd Note Ser E	6.875	10-31-13	BBB	2,365	2,316,477

Qwest Corp.,
Sr Note	7.875	09-01-11	BBB–	1,620	1,672,650

Sprint Capital Corp.,
Gtd Sr Note	6.875	11-15-28	BBB+	2,355	2,210,474

West Corp.,
Gtd Sr Sub Note	11.000	10-15-16	B–	1,710	1,710,000

Investment Banking & Brokerage 0.93%					8,862,874

BNP Paribas,
Jr Sub Note (7.195% to 6-25-37
then variable) (France) (F)(S)	7.195	06-29-49	AA–	1,065	1,001,622

Goldman Sachs Group, Inc. (The),
Jr Sub Note	6.750	10-01-37	A+	1,025	1,006,809

JPMorgan Chase Bank NA,
Sub Note Ser BKNT	6.000	10-01-17	AA–	2,020	2,040,895

Merna Reinsurance Ltd.,
Sec Sub Note (Bermuda) (F)(P)	6.981	07-07-10	A2	2,020	2,007,476

Mizuho Finance,
Gtd Sub Bond (Cayman Islands) (F)	8.375	12-29-49	A2	2,750	2,806,072

See notes to financial statements

Bond Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Life & Health Insurance 0.48%					$4,589,011

Lincoln National Corp.,
Jr Sub Bond	6.050%	04-20-67	A–	$915	866,819

Provident Financing Trust I,
Gtd Cap Security (L)	7.405	03-15-38	B+	1,855	1,988,445

Symetra Financial Corp.,
Jr Sub Bond (P)(S)	8.300	10-15-37	BB	1,660	1,733,747

Marine 0.67%					6,376,750

CMA CGM SA,
Sr Note (France) (F)(S)	7.250	02-01-13	BB+	2,690	2,582,400

Minerva Overseas Ltd.,
Gtd Note (Cayman Islands) (F)(S)	9.500	02-01-17	B	2,350	2,314,750

Navios Maritime Holdings, Inc.,
Sr Note (Marshall Islands) (F)	9.500	12-15-14	B	1,440	1,479,600

Metal & Glass Containers 0.25%					2,386,875

BWAY Corp.,
Gtd Sr Sub Note	10.000	10-15-10	B–	2,375	2,386,875

Movies & Entertainment 0.09%					855,600

Cinemark, Inc.,
Sr Disc Note	9.750	03-15-14	CCC+	920	855,600

Multi-Line Insurance 1.01%					9,571,500

Axa SA,
Perpetual Sub Note (6.379% to
12-14-36 then variable) (France)
(F)(L)(S)	6.379	12-14-49	BBB	1,170	990,655

Genworth Financial, Inc.,
Jr Sub Note (6.150% to 11-15-16
then variable)	6.150	11-15-66	BBB+	1,640	1,505,705

Horace Mann Educators Corp.,
Sr Note	6.850	04-15-16	BBB	1,425	1,525,814

Liberty Mutual Group,
Bond (S)	7.500	08-15-36	BBB	3,070	3,154,121
Gtd Jr Sub Bond (S)	7.800	03-15-37	BB+	2,635	2,395,205
Multi-Media 0.52%					4,908,582

News America Holdings, Inc.,
Gtd Sr Deb	8.250	08-10-18	BBB	2,165	2,550,415

Quebecor Media, Inc.,
Sr Note (Canada) (F)(S)	7.750	03-15-16	B	355	331,037

Time Warner Entertainment Co. LP,
Sr Deb	8.375	03-15-23	BBB+	1,740	2,027,130

Multi-Utilities 0.77%					7,291,551

Dynegy-Roseton Danskamme,
Gtd Pass Thru Ctf Ser B (L)	7.670	11-08-16	B	2,090	2,056,037

Salton Sea Funding Corp.,
Gtd Sr Sec Note Ser E	8.300	05-30-11	BBB–	933	1,038,008
Sr Sec Bond Ser F	7.475	11-30-18	BBB–	1,845	2,050,387

TECO Energy, Inc.,
Note	7.000	05-01-12	BB+	2,050	2,147,119

See notes to financial statements

Semiannual report | Bond Fund

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Office Services & Supplies 0.24%					$2,271,011

Xerox Corp.,
Sr Note (L)	6.750%	02-01-17	BB+	$2,170	2,271,011

Oil & Gas Drilling 0.26%					2,498,444

Allis-Chalmers Energy, Inc.,
Sr Note	8.500	03-01-17	B	1,270	1,219,200

Delek & Avner-Yam Tethys Ltd.,
Sr Sec Note (Israel) (F)(S)	5.326	08-01-13	BBB–	1,259	1,279,244

Oil & Gas Exploration & Production 0.59%					5,579,826

EnCana Corp.,
Note (Canada) (F)(N)	5.900	12-01-17	A–	1,795	1,815,501

Marathon Oil Corp.,
Sr Note	6.000	10-01-17	BBB+	950	970,392

McMoRan Exploration Co.,
Gtd Sr Note	11.875	11-15-14	CCC+	1,230	1,236,150

Western Oil Sands, Inc.,
Sr Sec Note (Canada) (F)	8.375	05-01-12	BBB+	1,400	1,557,783

Oil & Gas Refining & Marketing 0.46%					4,377,512

Enterprise Products Operating LP,
Gtd Jr Sub Note (P)	7.034	01-15-68	BB	2,130	1,982,227

Premcor Refining Group, Inc.,
Gtd Sr Note	6.750	05-01-14	BBB	2,310	2,395,285

Oil & Gas Storage & Transportation 0.61%					5,787,076

Markwest Energy Partners LP,
Sr Note Ser B	8.500	07-15-16	B	1,835	1,839,587

ONEOK Partners LP,
Gtd Sr Note	6.850	10-15-37	BBB	1,430	1,513,483

TEPPCO Partners LP,
Gtd Jr Sub Note	7.000	06-01-67	BB	2,640	2,434,006

Packaged Foods & Meats 0.33%					3,169,838

ASG Consolidated LLC/ASG
Finance, Inc.,
Sr Disc Note (Zero to 11-1-08
then 11.500%) (O)	Zero	11-01-11	B–	2,200	2,024,000

General Foods Corp.,
Deb	7.000	06-15-11	A–	1,145	1,145,838

Paper Packaging 0.06%					556,600

US Corrugated, Inc.,
Sr Sec Note	10.000	06-01-13	B	605	556,600

Paper Products 0.47%					4,470,222

Plum Creek Timber Co., Inc.,
Gtd Note	5.875	11-15-15	BBB–	1,740	1,718,772

Stone Container Corp.,
Sr Note	8.000	03-15-17	CCC+	920	883,200

Verso Paper Holdings LLC,
Gtd Ser Sec Note Ser B	9.125	08-01-14	B+	1,880	1,868,250

See notes to financial statements

Bond Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Pharmaceuticals 0.26%					$2,512,605

Abbott Laboratories,
Sr Note	5.600%	11-30-17	AA	$2,460	2,512,605

Property & Casualty Insurance 0.27%					2,580,585

Ohio Casualty Corp.,
Sr Note	7.300	06-15-14	BBB–	2,330	2,580,585

Real Estate Management & Development 0.85%					8,103,079

Health Care REIT, Inc.,
Sr Note	6.200	06-01-16	BBB–	1,835	1,824,229

Healthcare Realty Trust, Inc.,
Sr Note	8.125	05-01-11	BBB–	1,715	1,886,894

HRPT Properties Trust,
Sr Note	6.650	01-15-18	BBB	1,070	1,077,897

Nationwide Health
Properties, Inc.,
Note	6.500	07-15-11	BBB–	1,745	1,823,309

Shimao Property Holding Ltd.,
Gtd Sr Note (Cayman
Islands) (F)(S)	8.000	12-01-16	BB+	1,675	1,490,750

Regional Banks 0.09%					835,963

Sun Trust Banks, Inc.,
Bond (6.100% to 12-15-36 then
variable)	6.100	12-01-66	A–	1,020	835,963

Restaurants 0.07%					655,500

Dave & Buster’s, Inc.,
Gtd Sr Note	11.250	03-15-14	CCC+	690	655,500

Semiconductor Equipment 0.16%					1,487,762

Freescale Semiconductor, Inc.,
Sr Sub Note (L)	10.125	12-15-16	B	1,735	1,487,762

Specialized Consumer Services 0.13%					1,215,500

Idearc, Inc.,
Gtd Sr Note	8.000	11-15-16	B+	1,300	1,215,500

Specialized Finance 1.77%					16,850,399

Astoria Depositor Corp.,
Pass Thru Ctf Ser B (G)(S)	8.144	05-01-21	BB	3,590	3,715,650

Bosphorous Financial Services,
Sec Floating Rate Note (P)(S)	6.669	02-15-12	Baa2	2,660	2,632,541

Drummond Co., Inc.,
Sr Note (S)	7.375	02-15-16	BB–	1,060	969,900

ESI Tractebel Acquisition Corp.,
Gtd Sec Bond Ser B	7.990	12-30-11	BB	3,338	3,416,874

HRP Myrtle Beach Operations LLC,
Sr Sec Note (P)(S)	9.894	04-01-12	B+	1,075	1,042,750

UCAR Finance, Inc.,
Gtd Sr Note	10.250	02-15-12	B	2,317	2,386,510

USB Realty Corp.,
Perpetual Bond (6.091% to 1-15-12
then variable) (S)	6.091	01-15-49	A+	2,900	2,686,174

See notes to financial statements

Semiannual report | Bond Fund

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Specialty Chemicals 0.37%					$3,567,450

American Pacific Corp.,
Gtd Sr Note	9.000%	02-01-15	B	$2,000	2,025,000

Nova Chemicals Ltd.,
Note (Canada) (F)	7.875	09-15-25	B+	1,695	1,542,450

Steel 0.25%					2,378,775

WCI Steel Acquisition, Inc.,
Sr Sec Note (G)	8.000	05-01-16	B+	2,415	2,378,775

Thrifts & Mortgage Finance 23.95%					227,944,395

American Home Mortgage Assets,
Mtg Pass Thru Ctf Ser 2006-6
Class XP IO	2.221	12-25-46	AAA	53,121	2,622,836

American Tower Trust,
Mtg Pass Thru Ctf Ser 2007-1A
Class D (S)	5.957	04-15-37	BBB	3,175	2,971,959

Banc of America Commercial
Mortgage, Inc.,
Mtg Pass Thru Ctf Ser 2005-6
Class A4 (P)	5.181	09-10-47	AAA	2,965	2,943,407
Mtg Pass Thru Ctf Ser 2006-2
Class A3 (P)	5.712	05-10-45	AAA	5,400	5,529,278
Mtg Pass Thru Ctf Ser 2006-3
Class A4	5.889	07-10-44	AAA	5,260	5,424,186

Banc of America Funding Corp.,
Mtg Pass Thru Ctf Ser 2006-B
Class 6A1 (P)	5.879	03-20-36	AAA	3,931	3,923,115
Mtg Pass Thru Ctf Ser 2006-D
Class 6B1 (P)	5.945	05-20-36	AA+	2,116	2,139,142
Mtg Pass Thru Ctf Ser 2007-E
Class 4A1 (P)	5.920	07-20-47	AAA	2,384	2,425,404

Bank of America Commercial
Mortgage, Inc.,
Mtg Pass Thru Ctf Ser 2006-4
Class A3A	5.600	07-10-46	AAA	4,245	4,305,727

Bear Stearns Alt-A Trust,
Mtg Pass Thru Ctf Ser 2005-3
Class B2 (P)	5.305	04-25-35	AA+	1,248	1,278,964

Bear Stearns Commercial Mortgage
Securities, Inc.,
Mtg Pass Thru Ctf Ser 2002-T0P8
Class A2	4.830	08-15-38	AAA	4,260	4,196,781
Mtg Pass Thru Ctf Ser 2003-T10
Class A2	4.740	03-13-40	AAA	4,690	4,572,558
Mtg Pass Thru Ctf Ser 2006-PW14
Class D	5.412	12-01-38	A	2,480	2,093,060

Chaseflex Trust,
Mtg Pass Thru Ctf Ser 2005-2
Class 4A1	5.000	05-25-20	AAA	3,268	3,242,171

Citigroup Commercial
Mortgage Trust,
Mtg Pass Thru Ctf Ser 2006-C4
Class A3 (P)	5.914	03-15-49	Aaa	3,350	3,433,451

See notes to financial statements

Bond Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Thrifts & Mortgage Finance (continued)

Citigroup Mortgage Loan
Trust, Inc.,
Mtg Pass Thru Ctf Ser 2005-5
Class 2A3	5.000%	08-25-35	AAA	$1,933	$1,922,485
Mtg Pass Thru Ctf Ser 2005-10
Class 1A5A (P)	5.833	12-25-35	AAA	2,945	2,935,212

Citigroup/Deutsche Bank
Commercial Mortgage Trust,
Mtg Pass Thru Ctf Ser 2005-CD1
Class C (P)	5.400	07-15-44	AA	1,030	973,256

Commercial Mortgage,
Mtg Pass Thru Ctf Ser 2006-C7
Class A3 (P)	5.706	06-10-46	AAA	3,200	3,277,983

ContiMortgage Home Equity
Loan Trust,
Pass Thru Ctf Ser 1995-2
Class A-5	8.100	08-15-25	AAA	363	361,763

Countrywide Alternative
Loan Trust,
Mtg Pass Thru Ctf Ser 2005-59
Class 2X IO (P)	2.367	11-20-35	AAA	30,569	1,050,802
Mtg Pass Thru Ctf Ser 2006-0A3
Class X IO (P)	2.430	05-25-36	AAA	17,742	723,523
Mtg Pass Thru Ctf Ser 2006-0A8
Class X IO (P)	1.930	07-25-46	AAA	39,230	1,471,120
Mtg Pass Thru Ctf Ser 2006-0A10
Class XPP IO (P)	1.920	08-25-46	AAA	20,604	766,213
Mtg Pass Thru Ctf Ser 2006-11CB
Class 3A1	6.500	05-25-36	Aaa	4,177	4,217,638
Mtg Pass Thru Ctf Ser 2007-0A8
Class X IO	2.000	06-25-47	AAA	26,037	1,033,336

Crown Castle Towers LLC,
Mtg Pass Thru Ctf Ser 2006-1A
Class E (S)	6.065	11-15-36	Baa3	2,900	2,761,670
Mtg Pass Thru Ctf Ser 2006-1A
Class F (S)	6.650	11-15-36	Ba1	5,065	4,883,369

CS First Boston Mortgage
Securities Corp.,
Mtg Pass Thru Ctf Ser 2003-CPN1
Class A2	4.597	03-15-35	AAA	6,665	6,487,324

DB Master Finance LLC,
Mtg Pass Thru Ctf Ser 2006-1
Class A2 (S)	5.779	06-20-31	AAA	4,605	4,439,653
Mtg Pass Thru Ctf Ser 2006-1
Class M1 (S)	8.285	06-20-31	BB	1,065	1,077,130

Dominos Pizza Master Issuer LLC,
Mtg Pass Thru Ctf Ser 2007-1
Class M1 (S)	7.629	04-25-37	BB	3,215	3,109,596

DSLA Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2005-AR5
Class X2 IO	2.335	08-19-45	AAA	41,815	1,358,998

See notes to financial statements

Semiannual report | Bond Fund

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Thrifts & Mortgage Finance (continued)

First Horizon Alternative
Mortgage Securities,
Mtg Pass Thru Ctf Ser 2004-AA5
Class B1 (P)	5.212%	12-25-34	AA	$1,317	$1,289,618
Mtg Pass Thru Ctf Ser 2006-AA2
Class B1 (G)(P)	6.183	05-25-36	AA	1,327	1,392,041

Global Signal Trust,
Sub Bond Ser 2004-2A Class D (S)	5.093	12-15-14	Baa2	1,425	1,394,206
Sub Bond Ser 2006-1 Class E (S)	6.495	02-15-36	Baa3	1,850	1,798,755

Global Tower Partners Acquisition
Partners LLC,
Mtg Pass Thru Ctf Ser 2007-1A
Class F (S)	7.050	05-15-37	Ba2	780	776,545

GMAC Commercial Mortgage
Securities, Inc.,
Mtg Pass Thru Ctf Ser 2002-C1
Class A1	5.785	11-15-39	AAA	2,887	2,916,202
Mtg Pass Thru Ctf Ser 2003-C2
Class B (P)	5.314	05-10-40	AAA	7,495	7,561,655

GMAC Mortgage Corporation
Loan Trust,
Mtg Pass Thru Ctf Ser 2006-AR1
Class 2A1 (P)	5.642	04-19-36	AAA	2,566	2,536,787

Greenwich Capital Commercial
Funding Corp.,
Mtg Pass Thru Ctf Ser 2007-GG9
Class C	5.554	03-10-39	AA	1,810	1,639,798
Mtg Pass Thru Ctf Ser 2007-GG9
Class F	5.633	03-10-39	A	995	789,848

GS Mortgage Securities Corp.
Mtg Pass Thru Ctf Ser 2006-NIM3
Class N2	8.112	06-25-46	Baa2	1,070	1,063,981

GS Mortgage Securities Corp. II,
Mtg Pass Thru Ctf Ser 2006-GG8
Class A2	5.479	11-10-39	Aaa	6,025	6,120,685

GSR Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2004-9
Class B1 (G)(P)	5.262	08-25-34	AA	2,015	2,036,753
Mtg Pass Thru Ctf Ser 2006-AR1
Class 3A1 (P)	5.392	01-25-36	AAA	5,646	5,574,187

Harborview Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2005-8
Class 1X IO (P)	1.832	09-19-35	AAA	29,689	853,557
Mtg Pass Thru Ctf Ser 2007-3
Class ES IO (G)	0.350	05-19-47	AAA	73,434	562,230
Mtg Pass Thru Ctf Ser 2007-4
Class ES IO (G)(P)	0.304	07-19-47	AAA	73,213	652,051
Mtg Pass Thru Ctf Ser 2007-6
Class ES IO (G)(S)	0.293	11-19-15	AAA	51,980	397,973

Harborview NIM Corp.,
Mtg Pass Thru Ctf Ser 2007-A
Class N2 (G)(S)	7.870	04-25-37	BBB–	2,097	2,086,582

See notes to financial statements

Bond Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Thrifts & Mortgage Finance (continued)

Indymac Index Mortgage
Loan Trust,
Mtg Pass Thru Ctf Ser 2004-AR13
Class B1	5.296%	01-25-35	AA	$1,293	$1,265,756
Mtg Pass Thru Ctf Ser 2005-AR18
Class 1X IO	1.936	10-25-36	AAA	71,777	2,287,891
Mtg Pass Thru Ctf Ser 2005-AR5
Class B1 (P)	5.424	05-25-35	AA	1,881	1,918,131
Mtg Pass Thru Ctf Ser 2006-AR19
Class 1B1 (P)	6.405	08-25-36	AA	1,782	1,628,838

Indymac Index NIM Corp.,
Mtg Pass Thru Ctf Ser 2006-AR6
Class N2 (S)	8.833	06-25-46	BBB–	1,785	1,785,000

JP Morgan Chase Commercial
Mortgage Security Corp.,
Mtg Pass Thru Ctf Ser 2005-LDP3
Class A4B	4.996	08-15-42	AAA	2,865	2,786,894
Mtg Pass Thru Ctf Ser 2005-LDP4
Class B	5.129	10-15-42	Aa2	1,646	1,539,044
Mtg Pass Thru Ctf Ser 2006-LDP7
Class A4 (P)	6.066	04-15-45	AAA	3,345	3,450,531

JP Morgan Commercial Mortgage
Finance Corp.,
Mtg Pass Thru Ctf Ser 1997-C5
Class D	7.351	09-15-29	AA+	1,727	1,770,076

JP Morgan Mortgage Trust,
Mtg Pass Thru Ctf Ser 2005-S2
Class 2A16	6.500	09-25-35	AAA	2,577	2,595,590
Mtg Pass Thru Ctf Ser 2005-S3
Class 2A2	5.500	01-25-21	AAA	3,653	3,672,111
Mtg Pass Thru Ctf Ser 2006-A7
Class 2A5 (P)	5.831	01-25-37	Aa1	5,056	5,096,732

LB-UBS Commercial Mortgage Trust,
Mtg Pass Thru Ctf Ser 2006-C4
Class A4 (P)	6.081	06-15-38	AAA	3,950	4,091,847

Master Adjustable Rate
Mortgages Trust,
Mtg Pass Thru Ctf Ser 2006-2
Class 4A1 (P)	4.991	02-25-36	AAA	4,384	4,277,416

Merrill Lynch/Countrywide
Commercial Mtg Trust,
Mtg Pass Thru Ctf Ser 2006-2
Class A4 (P)	6.105	06-12-46	AAA	4,535	4,698,918
Mtg Pass Thru Ctf Ser 2006-3
Class A4	5.414	07-12-46	Aaa	3,880	3,870,850

MLCC Mortgage Investors, Inc.,
Mtg Pass Thru Ctf Ser 2007-3
Class M1 (G)(P)	5.980	09-25-37	AA	1,565	1,572,844
Mtg Pass Thru Ctf Ser 2007-3
Class M2 (G)(P)	5.980	09-25-37	A	585	584,093
Mtg Pass Thru Ctf Ser 2007-3
Class M3 (G)(P)	5.980	09-25-37	BBB	375	360,650

See notes to financial statements

Semiannual report | Bond Fund

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Thrifts & Mortgage Finance (continued)

Morgan Stanley Capital I,
Mtg Pass Thru Ctf Ser 2005-HQ7
Class A4 (P)	5.374%	11-14-42	AAA	$3,065	$3,039,898
Mtg Pass Thru Ctf Ser 2005-IQ10
Class A4A (L)	5.230	09-15-42	AAA	4,520	4,468,384
Mtg Pass Thru Ctf Ser 2006-IQ12
Class E	5.538	12-15-43	A+	2,430	2,120,713

Provident Funding Mortgage
Loan Trust,
Mtg Pass Thru Ctf Ser 2005-1
Class B1 (P)	4.353	05-25-35	AA	1,604	1,529,882

Renaissance Home Equity
Loan Trust,
Mtg Pass Thru Ctf Ser 2005-2
Class AF3	4.499	08-25-35	AAA	2,080	2,045,487
Mtg Pass Thru Ctf Ser 2005-2
Class AF4	4.934	08-25-35	AAA	2,365	2,160,153

Residential Accredit Loans, Inc.,
Mtg Pass Thru Ctf Ser 2005-QA12
Class NB5 (P)	5.961	12-25-35	AAA	2,584	2,580,207

Residential Asset
Securitization Trust,
Mtg Pass Thru Ctf Ser 2006-A7CB
Class 2A1	6.500	07-25-36	AAA	4,241	4,253,782

SBA CMBS Trust,
Sub Bond Ser 2005-1A Class D (S)	6.219	11-15-35	Baa2	850	835,373
Sub Bond Ser 2005-1A Class E (S)	6.706	11-15-35	Baa3	795	776,426
Sub Bond Ser 2006-1A Class H (S)	7.389	11-15-36	Ba3	1,373	1,283,081
Sub Bond Ser 2006-1A Class J (S)	7.825	11-15-36	B1	850	793,604

Sharps SP I LLC Trust,
Mtg Pass Thru Ctf Ser 2006-CW4N
Class NB	9.250	04-25-46	Baa3	1,027	1,012,855

Washington Mutual Alternative
Loan Trust,
Mtg Pass Thru Ctf Ser 2005-6
Class 1CB	6.500	08-25-35	AAA	1,694	1,728,629

Washington Mutual, Inc.,
Mtg Pass Thru Ctf Ser 2007-0A4
Class XPPP IO	0.678	04-25-47	Aaa	73,508	1,462,840
Mtg Pass Thru Ctf Ser 2007-0A5
Class 1XPP IO	0.689	06-25-47	Aaa	172,147	2,219,430
Mtg Pass Thru Ctf Ser 2007-0A6
Class 1XPP IO	0.653	07-25-47	Aaa	98,251	1,428,404
Mtg Pass Thru Ctf Ser 2007-1
Class B1	6.205	02-25-37	AA	2,148	1,945,752

Wells Fargo Mortgage Backed
Securities Trust,
Mtg Pass Thru Ctf Ser 2004-7
Class 2A2	5.000	07-25-19	AAA	2,215	2,204,219
Mtg Pass Thru Ctf Ser 2006-AR15
Class A3 (P)	5.656	10-25-36	AAA	5,372	5,405,500

See notes to financial statements

Bond Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Tobacco 0.25%					$2,393,048

Alliance One International, Inc.,
Gtd Sr Note	8.500%	05-15-12	B	$890	863,300

Reynolds American, Inc.,
Sr Sec Note	7.250	06-01-13	BB	1,420	1,529,748

Wireless Telecommunication Services 1.51%					14,364,580

America Movil SA de CV,
Sr Note (Mexico) (F)	5.750	01-15-15	BBB+	1,595	1,615,480

American Cellular Corp.,
Gtd Sr Note Ser B	10.000	08-01-11	CCC	435	455,663

AT&T Wireless Services, Inc.,
Sr Note	8.125	05-01-12	A	1,355	1,522,475

Citizens Communications Co.,
Sr Note	6.250	01-15-13	BB+	1,540	1,488,025

Crown Castle Towers LLC,
Sub Bond Ser 2005-1A Class D	5.612	06-15-35	Baa2	3,455	3,379,957

Digicel Group Ltd.,
Sr Note (Bermuda) (F)(L)(S)	8.875	01-15-15	Caa2	2,115	1,892,925

Dobson Communications Corp.,
Sr Note	8.875	10-01-13	CCC	865	929,875

Rural Cellular Corp.,
Sr Sub Note (P)	10.661	11-01-12	CCC	330	336,600

SK Telecom Co. Ltd.,
Bond (South Korea) (F)(S)	6.625	07-20-27	A	2,615	2,743,580

			Credit
Issuer, description			rating (A)	Shares	Value

Preferred stocks 0.82%					$7,814,170

(Cost $6,789,530)

Agricultural Products 0.17%					1,660,500

Ocean Spray Cranberries, Inc.,
6.25%, Ser A (S)			BB+	18,000	1,660,500

Diversified Metals & Mining 0.37%					3,489,400

Freeport McMoRan Copper & Gold,
Inc., 6.75%			B+	23,900	3,489,400

Government U.S. Agency 0.10%					905,760

Federal Home Loan Mortgage Corp.,
8.375%, Ser Z			AA–	35,520	905,760

Integrated Telecommunication Services 0.18%					1,758,510

Telephone & Data Systems,
Inc., 7.60%			BB+	81,000	1,758,510

See notes to financial statements

Semiannual report | Bond Fund

F I N A N C I A L   S T A T E M E N T S

			Credit
Issuer, description, maturity date			rating (A)	Shares	Value

Tranche loans 0.26%					$2,474,851

(Cost $2,478,012)

Diversified Metals & Mining 0.12%					1,109,696

Thompson Creek Metals Co.,
Tranche A (1st Lien Note),
11-1-12 (G)			B	1,115	1,109,696

Education Services 0.06%					590,155

Riverdeep Interactive
Learning Ltd.,
Tranche B, 11-28-13			B	595	590,155

Hotels, Resorts & Cruise Lines 0.08%					775,000

East Valley Tourist Development
Authority,
Tranche A, 8-6-12 (G)			B–	775	775,000

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

U.S. government and agencies securities 39.21%					$373,068,024

(Cost $366,180,549)

Government U.S. 2.83%					26,900,202

United States Treasury,
Bond (L)	4.750%	02-15-37	AAA	$1,985	2,095,880
Bond (L)	4.500	02-15-36	AAA	255	258,546
Bond (L)	4.250	11-15-17	AAA	10,170	10,403,595
Note (L)	4.750	05-15-14	AAA	5,400	5,744,250
Note (L)	4.250	11-15-13	AAA	8,095	8,397,931

Government U.S. Agency 36.38%					346,167,822

Federal Home Loan Bank,
Bond	5.500	08-13-14	AAA	5,510	5,903,530

Federal Home Loan Mortgage Corp.,
20 Yr Pass Thru Ctf	11.250	01-01-16	AAA	39	39,929
30 Yr Adj Rate Pass Thru Ctf (P)	5.616	04-01-37	AAA	5,507	5,546,235
30 Yr Adj Rate Pass Thru Ctf (P)	5.274	12-01-35	AAA	7,893	7,785,202
30 Yr Adj Rate Pass Thru Ctf (P)	5.154	11-01-35	AAA	8,629	8,567,172
30 Yr Pass Thru Ctf	5.000	07-01-35	AAA	8,972	8,813,464
30 Yr Pass Thru Ctf	5.000	09-01-35	AAA	1,077	1,057,756
CMO REMIC Ser 2489-PE	6.000	08-15-32	AAA	2,785	2,840,462
CMO REMIC Ser 2640-WA	3.500	03-15-33	AAA	1,065	1,034,894
CMO REMIC Ser 3174-CB	5.500	02-15-31	AAA	4,695	4,750,876
CMO-REMIC Ser 3294-NB	5.500	12-15-29	AAA	5,310	5,323,551
CMO-REMIC Ser 3320-PB	5.500	11-15-31	AAA	3,991	4,033,530
Note	5.500	03-22-22	AAA	9,045	9,340,573
Note	4.500	01-15-15	AAA	15,310	15,476,404

Federal National Mortgage Assn.,
15 Yr Pass Thru Ctf	9.000	06-01-10	AAA	238	267,237
15 Yr Pass Thru Ctf	7.500	02-01-08	AAA	1	1,237
15 Yr Pass Thru Ctf	7.000	09-01-10	AAA	73	74,655
15 Yr Pass Thru Ctf	7.000	04-01-17	AAA	439	457,118
15 Yr Pass Thru Ctf	7.000	06-01-17	AAA	112	116,821
15 Yr Pass Thru Ctf	5.500	11-01-20	AAA	1,289	1,304,065

See notes to financial statements

Bond Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Government U.S. Agency (continued)

Federal National Mortgage Assn.,
15 Yr Pass Thru Ctf	5.500%	12-01-20	AAA	$9,079	$9,187,128
15 Yr Pass Thru Ctf	5.000	08-01-19	AAA	7,854	7,847,575
30 Yr Adj Rate Pass Thru Ctf (P)	5.492	03-01-37	AAA	7,557	7,598,786
30 Yr Pass Thru Ctf	6.500	07-01-36	AAA	5,648	5,809,520
30 Yr Pass Thru Ctf	6.500	07-01-37	AAA	10,939	11,250,840
30 Yr Pass Thru Ctf	6.000	10-01-35	AAA	1	1,338
30 Yr Pass Thru Ctf	6.000	04-01-36	AAA	2,858	2,904,770
30 Yr Pass Thru Ctf	6.000	05-01-36	AAA	2,279	2,316,452
30 Yr Pass Thru Ctf	6.000	08-01-36	AAA	31,936	32,463,544
30 Yr Pass Thru Ctf	6.000	09-01-36	AAA	10,182	10,350,571
30 Yr Pass Thru Ctf	6.000	11-01-36	AAA	399	405,833
30 Yr Pass Thru Ctf	6.000	12-01-36	AAA	16,809	17,086,577
30 Yr Pass Thru Ctf	6.000	07-01-37	AAA	13,842	14,069,978
30 Yr Pass Thru Ctf	6.000	08-01-37	AAA	18,207	18,507,485
30 Yr Pass Thru Ctf	5.500	05-01-35	AAA	26,862	26,975,090
30 Yr Pass Thru Ctf	5.500	01-01-36	AAA	8,867	8,887,364
30 Yr Pass Thru Ctf	5.500	03-01-37	AAA	19,328	19,360,072
30 Yr Pass Thru Ctf	5.500	04-01-37	AAA	18,011	18,040,755
30 Yr Pass Thru Ctf	5.500	05-01-37	AAA	5,161	5,169,753
30 Yr Pass Thru Ctf	5.500	09-01-37	AAA	18,940	18,972,098
30 Yr Pass Thru Ctf	5.000	11-01-33	AAA	4,854	4,768,435
CMO-REMIC 2003-33-AC	4.250	03-25-33	AAA	1,698	1,651,477
CMO-REMIC 2003-49-JE	3.000	04-25-33	AAA	2,337	2,122,935
CMO REMIC 2003-58-AD	3.250	07-25-33	AAA	2,291	2,116,656
CMO REMIC 2003-63-PE	3.500	07-25-33	AAA	1,972	1,810,274
CMO-REMIC 2006-64-PC	5.500	10-25-34	AAA	4,520	4,432,733
CMO REMIC 2006-67-PD	5.500	12-25-34	AAA	1,930	1,890,028
Principal Only	Zero	02-01-15	AAA	2,020	1,486,496

Financing Corp.,
Bond	10.350	08-03-18	Aaa	3,545	5,227,074

Government National
Mortgage Assn.,
30 Yr Pass Thru Ctf	10.500	01-15-16	AAA	11	13,174
30 Yr Pass Thru Ctf	10.000	06-15-20	AAA	27	30,899
30 Yr Pass Thru Ctf	10.000	11-15-20	AAA	11	12,735
30 Yr Pass Thru Ctf	9.500	03-15-20	AAA	35	38,634
30 Yr Pass Thru Ctf	9.500	06-15-20	AAA	6	6,623
30 Yr Pass Thru Ctf	9.500	01-15-21	AAA	40	44,129
30 Yr Pass Thru Ctf	9.500	05-15-21	AAA	20	21,537
30 Yr Pass Thru Ctf Ser 2003-42
Class XA	3.750	05-16-33	AAA	588	553,743

See notes to financial statements

Semiannual report | Bond Fund

F I N A N C I A L   S T A T E M E N T S

Issuer		Shares	Value

Warrants 0.02%			$162,008

(Cost $265,338)

Diversified Metals & Mining 0.02%			162,008

New Gold, Inc. (Canada) (F)(I)		135,000	162,008

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value

Short-term investments 6.01%			$57,163,031

(Cost $57,163,031)

Joint Repurchase Agreement 1.45%			13,812,000

Joint Repurchase Agreement transaction with UBS AG dated
11-30-07 at 3.050% to be repurchased at $13,815,511 on
12-3-07, collateralized by $10,572,788 U.S. Treasury
Inflation Indexed Note, 3.875%, due 1-15-09 (valued at
$14,088,240, including interest)	3.050%	$13,812	13,812,000

		Shares
Cash Equivalents 4.56%			43,351,031

John Hancock Cash Investment Trust (T)(W)		43,351,031	43,351,031

Total investments (Cost $981,841,173) 103.71%			$986,963,273

Other assets and liabilities, net (3.71%)			($35,322,870)

Total net assets 100.00%			$951,640,403

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

IO Interest only (carries notional principal amount)

REIT Real Estate Investment Trust

(A) Credit ratings are unaudited and are rated by Moody’s Investors Service where Standard & Poor’s ratings are not available unless indicated otherwise.

(D) Par value of foreign bonds is expressed in local currency, as shown parethetically in security description.

(F) Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

(G) Security rated internally by John Hancock Advisers, LLC.

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of November 30, 2007.

(N) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(O) Cash interest will be paid on this obligation at the stated rate beginning on the stated date.

(P) Represents rate in effect on November 30, 2007.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $133,656,311 or 14.04% of the Fund’s net assets as of November 30, 2007.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

See notes to financial statements

Bond Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 11-30-07 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (cost $938,490,142) including
$42,632,553 of securities loaned (Note 2)	$943,612,242
Investments in affiliated issuers, at value (cost $43,351,031)	43,351,031

Total investments, at value (cost $981,841,173)	986,963,273
Cash collateral at broker for future contracts (Note 2)	235,000
Receivable for investments sold	14,378,233
Receivable for shares sold	4,165,282
Dividends and interest receivable	9,913,460
Other assets	140,009

Total assets	1,015,795,257

Liabilities

Due to custodian	1,130
Payable for investments purchased	9,187,849
Payable for investments purchased on a when-issued basis	5,084,240
Payable for shares repurchased	1,131,083
Payable upon return of securities loaned (Note 2)	43,351,031
Unrealized depreciation of swap contracts (Note 2)	216,485
Dividends payable	4,298,773
Payable for futures variation margin (Note 2)	14,688
Payable to affiliates
Management fees	387,752
Distribution and service fees	27,641
Other	290,928
Other payables and accrued expenses	163,254

Total liabilities	64,154,854

Net assets

Capital paid-in	983,137,295
Accumulated net realized loss on investments, financial futures contracts,
foreign currency transactions and swap contracts	(35,865,620)
Net unrealized appreciation of investments, financial futures contracts and
translation of assets and liabilities in foreign currencies and swap contracts	4,958,897
Distributions in excess of net investment income	(590,169)

Net assets	$951,640,403

See notes to financial statements

Semiannual report | Bond Fund

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities 11-30-07 (unaudited) (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($861,111,593 ÷ 58,145,146 shares)	$14.81
Class B ($50,052,148 ÷ 3,379,961 shares)[1]	$14.81
Class C ($27,995,909 ÷ 1,890,359 shares)[1]	$14.81
Class I ($11,200,840 ÷ 756,306 shares)	$14.81
Class R1 ($1,279,913 ÷ 86,282 shares)	$14.83

Maximum offering price per share

Class A2 ($14.81 ÷ 95.5%)	$15.51

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Bond Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the period ended 11-30-07 (unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$29,247,835
Dividends	562,407
Securities lending	152,343

Total investment income	29,962,585

Expenses

Investment management fees (Note 3)	2,362,754
Distribution and service fees (Note 3)	1,686,359
Class A, B and C transfer agent fees (Note 3)	845,644
Class I transfer agent fees (Note 3)	1,717
Class R1 transfer agent fees (Note 3)	3,376
Accounting and legal services fees (Note 3)	57,124
Custodian fees	92,232
Printing fees	60,756
Blue sky fees	34,953
Professional fees	33,123
Trustees’ fees	18,300
Miscellaneous	38,281

Total expenses	5,234,619

Net investment income	24,727,966

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	(1,198,550)
Financial futures contracts	(152,586)
Foreign currency transactions	(25,750)
Swap contracts	49,826
(1,327,060)
Change in net unrealized appreciation (depreciation) of
Investments	5,775,506
Financial futures contracts	116,036
Swap contracts	(235,892)
Translation of assets and liabilities in foreign currencies	(34,809)
5,620,841
Net realized and unrealized gain	4,293,781
Increase in net assets from operations	$29,021,747

1 Semiannual period from 6-1-07 to 11-30-07.

See notes to financial statements

Semiannual report | Bond Fund

F I N A N C I A L   S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Period
	ended	ended
	5-31-07	11-30-07[1]

Increase (decrease) in net assets

From operations
Net investment income	$49,829,044	$24,727,966
Net realized loss	(9,141,590)	(1,327,060)
Change in net unrealized appreciation (depreciation)	26,438,206	5,620,841

Increase in net assets resulting from operations	67,125,660	29,021,747

Distributions to shareholders
From net investment income
Class A	(46,252,186)	(23,018,259)
Class B	(3,284,636)	(1,251,434)
Class C	(1,055,766)	(601,157)
Class I	(233,064)	(198,997)
Class R1	(37,809)	(22,818)
	(50,863,461)	(25,092,665)

From Fund share transactions (Note 4)	(74,275,644)	(10,675,475)

Total decrease	(58,013,445)	(6,746,393)

Net assets

Beginning of period	1,016,400,241	958,386,796
End of period[2]	$958,386,796	$951,640,403

1 Semiannual period from 6-1-07 to 11-30-07. Unaudited.

2 Includes distributions in excess of net investment of $225,470 and $590,169, respectively.

See notes to financial statements

Bond Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	5-31-03	5-31-04	5-31-05	5-31-06	5-31-07	11-30-07[1]

Per share operating performance

Net asset value, beginning of period	$14.71	$15.69	$14.98	$15.30	$14.51	$14.75
Net investment income[2]	0.72	0.70	0.67	0.68	0.75	0.38
Net realized and unrealized
gain (loss) on investments	1.02	(0.65)	0.38	(0.74)	0.26	0.08
Total from investment operations	1.74	0.05	1.05	(0.06)	1.01	0.46
Less distributions
From net investment income	(0.76)	(0.76)	(0.73)	(0.72)	(0.77)	(0.40)
From capital paid-in	—	—	—	(0.01)	—	—
	(0.76)	(0.76)	(0.73)	(0.73)	(0.77)	(0.40)
Net asset value, end of period	$15.69	$14.98	$15.30	$14.51	$14.75	$14.81
Total return[3] (%)	12.26	0.31	7.11[4]	(0.45)[4]	7.08	3.13[5]

Ratios and supplemental data

Net assets, end of period
(in millions)	$1,192	$1,047	$1,012	$899	$870	$861
Ratio of net expenses to average
net assets (%)	1.12	1.09	1.05	1.07	1.05	1.05[6]
Ratio of gross expenses to average
net assets (%)	1.12	1.09	1.06[7]	1.08[7]	1.05	1.05[6]
Ratio of net investment income
to average net assets (%)	4.84	4.55	4.41	4.56	5.11	5.32[6]
Portfolio turnover (%)	273	241	139	135	106[8]	45[5,8]

1 Semiannual period from 6-1-07 to 11-30-07. Unaudited.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total return would have been lower had certain expenses not been reduced during the periods shown.

5 Not annualized.

6 Annualized.

7 Does not take into effect expense reductions during the periods shown.

8 The portfolio turnover rate including the effect of forward commitment trades is 123% and 54% for the periods ended 5-31-07 and 11-30-07, respectively. Prior years exclude the effect of forward commitment trades transactions.

See notes to financial statements

Semiannual report | Bond Fund

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	5-31-03	5-31-04	5-31-05	5-31-06	5-31-07	11-30-07[1]

Per share operating performance

Net asset value, beginning of period	$14.71	$15.69	$14.98	$15.30	$14.51	$14.75
Net investment income[2]	0.62	0.59	0.57	0.58	0.65	0.33
Net realized and unrealized
gain (loss) on investments	1.02	(0.65)	0.37	(0.74)	0.26	0.07
Total from investment operations	1.64	(0.06)	0.94	(0.16)	0.91	0.40
Less distributions
From net investment income	(0.66)	(0.65)	(0.62)	(0.62)	(0.67)	(0.34)
From capital paid-in	—	—	—	(0.01)	—	—
	(0.66)	(0.65)	(0.62)	(0.63)	(0.67)	(0.34)
Net asset value, end of period	$15.69	$14.98	$15.30	$14.51	14.75	$14.81
Total return[3] (%)	11.48	(0.39)	6.37[4]	(1.14)[4]	6.33	2.77[5]

Ratios and supplemental data

Net assets, end of period
(in millions)	$233	$164	$128	$87	$59	$50
Ratio of net expenses to average
net assets (%)	1.82	1.79	1.75	1.77	1.75	1.75[6]
Ratio of gross expenses to average
net assets (%)	1.82	1.79	1.76[7]	1.78[7]	1.75	1.75[6]
Ratio of net investment income
to average net assets (%)	4.15	3.84	3.70	3.84	4.40	4.62[6]
Portfolio turnover (%)	273	241	139	135	106[8]	45[5,8]

1 Semiannual period from 6-1-07 to 11-30-07. Unaudited.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total return would have been lower had certain expenses not been reduced during the periods shown.

5 Not annualized.

6 Annualized.

7 Does not take into effect expense reductions during the periods shown.

8 The portfolio turnover rate including the effect of forward commitment trades is 123% and 54% for the periods ended 5-31-07 and 11-30-07, respectively. Prior years exclude the effect of forward commitment trades transactions.

See notes to financial statements

Bond Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	5-31-03	5-31-04	5-31-05	5-31-06	5-31-07	11-30-07[1]

Per share operating performance

Net asset value, beginning of period	$14.71	$15.69	$14.98	$15.30	$14.51	$14.75
Net investment income[2]	0.62	0.59	0.57	0.58	0.65	0.33
Net realized and unrealized
gain (loss) on investments	1.02	(0.64)	0.37	(0.74)	0.26	0.07
Total from investment operations	1.64	(0.05)	0.94	(0.16)	0.91	0.40
Less distributions
From net investment income	(0.66)	(0.66)	(0.62)	(0.62)	(0.67)	(0.34)
From capital paid-in	—	—	—	(0.01)	—	—
	(0.66)	(0.66)	(0.62)	(0.63)	(0.67)	(0.34)
Net asset value, end of period	$15.69	$14.98	$15.30	$14.51	$14.75	$14.81
Total return[3] (%)	11.48	(0.39)	6.37[4]	(1.14)[4]	6.33	2.77[6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$45	$32	$28	$24	$23	$28
Ratio of net expenses to average
net assets (%)	1.82	1.79	1.75	1.77	1.75	1.75[7]
Ratio of gross expenses to average
net assets (%)	1.82	1.79	1.76[5]	1.78[5]	1.75	1.75[7]
Ratio of net investment income
to average net assets (%)	4.15	3.84	3.71	3.86	4.41	4.62[7]
Portfolio turnover (%)	273	241	139	135	106[8]	45[5,8]

1 Semiannual period from 6-1-07 to 11-30-07. Unaudited.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total return would have been lower had certain expenses not been reduced during the periods shown.

5 Does not take into effect expense reductions during the periods shown.

6 Not annualized.

7 Annualized.

8 The portfolio turnover rate including the effect of forward commitment trades is 123% and 54% for the periods ended 5-31-07 and 11-30-07, respectively. Prior years exclude the effect of forward commitment trades transactions.

See notes to financial statements

Semiannual report | Bond Fund

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS I SHARES

Period ended	5-31-03	5-31-04	5-31-05	5-31-06	5-31-07	11-30-07[1]

Per share operating performance

Net asset value, beginning of period	$14.71	$15.69	$14.98	$15.30	$14.51	$14.74
Net investment income[2]	0.78	0.76	0.73	0.75	0.81	0.41
Net realized and unrealized
gain (loss) on investments	1.02	(0.64)	0.38	(0.74)	0.25	0.09
Total from investment operations	1.80	0.12	1.11	0.01	1.06	0.50
Less distributions
From net investment income	(0.82)	(0.83)	(0.79)	(0.79)	(0.83)	(0.43)
From capital paid-in	—	—	—	(0.01)	—	—
	(0.82)	(0.83)	(0.79)	(0.80)	(0.83)	(0.43)
Net asset value, end of period	$15.69	$14.98	$15.30	$14.51	$14.74	$14.81
Total return[3] (%)	12.71	0.78	7.55	(0.01)	7.53	3.35[4,6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$9	$5	$5	$5	$5	$11
Ratio of net expenses to average
net assets (%)	0.72	0.63	0.65	0.64	0.62	0.62[5]
Ratio of net investment income
to average net assets (%)	5.23	4.98	4.82	4.99	5.54	5.75[5]
Portfolio turnover (%)	273	241	139	135	106[6]	45[4,6]

1 Semiannual period from 6-1-07 to 11-30-07. Unaudited.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Not annualized.

5 Annualized.

6 The portfolio turnover rate including the effect of forward commitment trades is 123% and 54% for the periods ended 5-31-07 and 11-30-07, respectively. Prior years exclude the effect of forward commitment trades transactions.

See notes to financial statements

Bond Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS R1 SHARES

Period ended	5-31-04[1]	5-31-05	5-31-06	5-31-07	11-30-07[2]

Per share operating performance

Net asset value, beginning of period	$14.93	$14.98	$15.30	$14.51	$14.74
Net investment income[3]	0.54	0.67	0.59	0.65	0.34
Net realized and unrealized
gain (loss) on investments	0.10	0.36	(0.75)	0.26	0.07
Total from investment operations	0.64	1.03	(0.16)	0.91	0.41
Less distributions
From net investment income	(0.59)	(0.71)	(0.62)	(0.68)	(0.32)
From capital paid-in	—	—	(0.01)	—	—
	(0.59)	(0.71)	(0.63)	(0.68)	(0.32)
Net asset value, end of period	$14.98	$15.30	$14.51	$14.74	$14.83
Total return[4] (%)	4.30[5]	7.02	(1.09)	6.38	2.72[5]

Ratios and supplemental data

Net assets, end of period
(in millions)	—[6]	—[6]	$1	$1	$1
Ratio of net expenses to average
net assets (%)	1.38[7]	1.12	1.76	1.72	1.71[7]
Ratio of net investment income
to average net assets (%)	4.40[7]	4.44	3.95	4.45	4.68[7]
Portfolio turnover (%)	241[5]	139	135	106[8]	45[5,8]

1 Class R1 shares began operations on 8-5-03.

2 Semiannual period from 6-1-07 to 11-30-07. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Not annualized.

6 Less than $500,000.

7 Annualized.

8 The portfolio turnover rate including the effect of forward commitment trades is 123% and 54% for the periods ended 5-31-07 and 11-30-07, respectively. Prior years exclude the effect of forward commitment trades transactions.

See notes to financial statements

Semiannual report | Bond Fund

Notes to financial statements (unaudited)

Note 1
Organization

John Hancock Bond Fund (the Fund) is a diversified series of John Hancock Sovereign Bond Fund, an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to generate a high level of current income, consistent with prudent investment risk.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C, Class I and Class R1 shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (SEC) and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation

The net asset value of Class A, Class B, Class C, Class I and Class R1 shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. Debt securities are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Debt securities whose prices cannot be provided by an independent pricing service are valued at prices provided by broker-dealers.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Joint repurchase agreement

Pursuant to an exemptive order issued by the SEC, the Fund, along with other registered investment companies having a management contract with the Adviser, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf.

Bond Fund | Semiannual report

Foreign currency translations

The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

When-issued/delayed delivery securities

The Fund may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery securities from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class A, Class B, Class C, Class I and Class R1 shares are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a line of credit agreement with The Bank of New York Mellon (BNYM), the Swing Line Lender and Administrative Agent. This

Semiannual report | Bond Fund

agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with BNYM, which permits borrowings of up to $100 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended November 30, 2007.

Securities lending

The Fund has entered into an agreement with Morgan Stanley & Co. Incorporated and MS Securities Services Inc. (collectively, Morgan Stanley) which permits the Fund to lend securities to Morgan Stanley on a principal basis. Morgan Stanley is the primary borrower of securities of the Fund. The risk of having one primary borrower of Fund securities (as opposed to several borrowers) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities (or in the rare event, loss of rights in the collateral).

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives collateral against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Any cash collateral received is invested in the JHCIT. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund receives compensation for lending their securities either in the form of fees, guarantees, and/or by retaining a portion of interest on the investment of any cash received as collateral.

Futures

The Fund may purchase and sell financial futures contracts and options on those contracts. The Fund invests in contracts based on financial instruments such as U.S. Treasury Bonds or Notes or on securities indices such as the Standard & Poor’s 500 Index, in order to hedge against a decline in the value of securities owned by the Fund.

Initial margin deposits required upon entering into futures contracts are satisfied by the delivery of specific securities or cash as collateral to the broker (the Fund’s agent in acquiring the futures position). If the position is closed out by an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker and the Fund realizes a gain or loss.

When the Fund sells a futures contract based on a financial instrument, the Fund becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Fund could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

The Fund had the following financial futures contracts open on November 30, 2007:

	NUMBER OF			APPRECIATION
OPEN CONTRACTS	CONTRACTS	POSITION	EXPIRATION	(DEPRECIATION)

U.S. 10-Year Treasury Note	110	Long	Mar 2008	$86,887
U.S. 10-Year Treasury Note	125	Long	Mar 2008	(4,781)
Total				$82,106

Bond Fund | Semiannual report

Swap contracts

The Fund may enter into swap transactions in order to hedge the value of the Fund’s portfolio against interest rate fluctuations or to enhance the Fund’s income or to manage the Fund’s exposure to credit or market risk.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, the Fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value.

The Fund records changes in the value of the swap as unrealized gains or losses on swap contracts. Net periodic payments accrued but not yet received (paid) are included in change in the unrealized appreciation/depreciation on the Statement of Operations.

Swap contracts are subject to risks related to the counterparty’s ability to perform under the contract, and may decline in value if the counterparty’s creditworthiness deteriorates. The risks may arise from unanticipated movement in interest rates. The Fund may also suffer losses if it is unable to terminate outstanding swap contracts or reduce its exposure through offsetting transactions.

The Fund had the following credit default swap contracts open on November 30, 2007:

			(PAY)/	TERM-
	NOTIONAL	BUY/SELL	RECEIVED	INATION	COUNTER	UNREALIZED
ISSUER	AMOUNT	PROTECTION	FIXED RATE	DATE	PARTY	DEPRECIATION

Ford Motor Company	$5,000,000	SELL	2.15%	Jun 08	Morgan Stanley	($22,019)

Goodyear Tire &
Rubber Company	5,000,000	SELL	1.51	Jun 12	Bank of America	(194,446)

Total						($216,485)

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $32,665,014 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: May 31, 2009 — $13,027,799, May 31, 2010 — $35,777, May 31, 2014 — $505,866 and May 31, 2015 — $19,095,572.

New accounting pronouncements

In June 2006, Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement 109 (FIN 48), was issued and is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. On December 22, 2006, the SEC delayed the implementation of FIN 48 for regulated investment companies for an additional six months. FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has concluded that the adoption of FIN 48 will not result in a material impact on the Fund’s net assets, results of operations and financial statement disclosures.

Semiannual report | Bond Fund

In September 2006, FASB Standard No. 157, Fair Value Measurements (FAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the application of FAS 157 to the Fund and its impact, if any, resulting from the adoption of FAS 157 on the Fund’s financial statement disclosures.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign dividends, when the Fund becomes aware of the dividends from cash collections. Interest income on investment securities is recorded on the accrual basis. Discounts/premiums are accreted/amortized for financial reporting purposes. The Fund may place a security on non-accrual status and reduce related investment income by ceasing current accruals and/or writing off interest, or dividends receivable, when the collection of income has become doubtful. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund’s net investment income is declared daily as dividends to shareholders of record as of the close of business on the preceding day, and distributed monthly. During the year ended May 31, 2007 the tax character of distributions paid was as follows: ordinary income $50,863,461. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Note 3
Management fee and transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.50% of the first $1,500,000,000 of the Fund’s average daily net asset value, (b) 0.45% of the next $500,000,000, (c) 0.40% of the next $500,000,000 and (d) 0.35% of the Fund’s average daily net asset value in excess of $2,500,000,000. The effective rate for the period ended November 30, 2007 is 0.50% of the Fund’s average daily net asset value. The Fund has a subadvisory agreement with MFC Global Investment Management (U.S.), LLC, a subsidiary of John Hancock Financial Services, Inc. The Fund is not responsible for payment of subadvisory fees.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (JH Funds), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B, Class C and Class R1, pursuant to Rule 12b-1 under the 1940 Act, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30%, 1.00%, 1.00% and 0.50% of average daily net asset value of Class A, Class B, Class C and Class R1, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances. In addition, under a Service Plan for Class R1 shares, the Fund pays up to 0.25% of Class R1 average daily net asset value for certain other services.

Expenses under the agreement described above for the period ended November 30, 2007 were as follows:

Bond Fund | Semiannual report

		Distribution
	Transfer agent	and service
Share class	fees	fees

Class A	$774,172	$1,286,642
Class B	48,285	268,249
Class C	23,187	128,819
Class I	1,717	—
Class R1	3,376	2,649
Total	$850,737	$1,686,359

Class A shares are assessed up-front sales charges. During the period ended November 30, 2007, JH Funds received net up-front sales charges of $241,166 with regard to sales of Class A shares. Of this amount, $24,493 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $147,237 was paid as sales commissions to unrelated broker-dealers and $69,436 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. The Adviser’s indirect parent, John Hancock Life Insurance Company (JHLICO), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended November 30, 2007, CDSCs received by JH Funds amounted to $32,401 for Class B shares and $1,227 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of JHLICO. The Fund pays a monthly fee which is based on an annual rate of $16 for each Class A shareholder account, $18.50 for each Class B shareholder account, $17.50 for each Class C shareholder account, $15 for each Class I shareholder account and $16 for each Class R1 shareholder account. For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.015% of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. For Class I shares, the Fund pays a monthly transfer agent fee at a total annual rate of 0.05% of Class I average daily net asset value. Effective June 1, 2007, for the Class I shares the Fund pays a monthly transfer agent fee at a total annual rate of 0.04% of the Class I average daily net asset value. For Class R1 shares, the Funds pays a monthly transfer agent fee at an annual rate of 0.05% of Class R1 shares average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses.

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting, compliance, legal and other administrative services for the Fund. The compensation for the period amounted to $57,124 with an effective rate of 0.01% of the Fund’s average daily net asset value.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Semiannual report | Bond Fund

Note 4
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the year ended May 31, 2007, and the period ended November 30, 2007, along with the corresponding dollar value.

	Year ended 5-31-07		Period ended 11-30-07 [1]
	Shares	Amount	Shares	Amount
Class A shares

Sold	4,062,350	$60,122,035	2,455,251	$35,978,699
Distributions reinvested	2,596,553	38,365,597	1,303,334	19,132,092
Repurchased	(9,608,359)	(141,836,187)	(4,635,203)	(67,912,788)
Net decrease	(2,949,456)	($43,348,555)	(876,618)	($12,801,997)

Class B shares

Sold	348,007	$5,146,301	178,798	$2,623,187
Distributions reinvested	163,637	2,416,065	62,796	921,312
Repurchased	(2,504,869)	(36,990,515)	(858,140)	(12,560,180)
Net decrease	(1,993,225)	($29,428,149)	(616,546)	($9,015,681)

Class C shares

Sold	314,809	$4,661,024	466,793	$6,827,618
Distributions reinvested	53,710	793,546	26,780	392,968
Repurchased	(446,075)	(6,592,607)	(175,861)	(2,576,324)
Net increase (decrease)	(77,556)	($1,138,037)	317,712	$4,644,262

Class I shares

Sold	197,043	$2,927,372	461,395	$6,790,538
Distributions reinvested	12,301	181,351	11,419	168,019
Repurchased	(251,800)	(3,686,849)	(50,675)	(744,910)
Net increase (decrease)	(42,456)	($578,126)	422,139	$6,213,647

Class R1 shares

Sold	48,475	$717,168	34,664	$509,679
Distributions reinvested	2,196	32,465	1,278	18,738
Repurchased	(35,956)	(532,410)	(16,649)	(244,123)
Net increase	14,715	$217,223	19,293	$284,294

Net decrease	(5,047,978)	($74,275,644)	(734,020)	($10,675,475)

1Semiannual period from 6-1-07 to 11-30-07. Unaudited.

Note 5
Purchases and sales of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended November 30, 2007 aggregated $264,405,433 and $253,191,321, respectively.

Purchases and proceeds from sales or maturities of obligations of the U.S. government aggregated $157,665,283 and $172,908,306, respectively, period ended November 30, 2007.

The cost of investments owned on November 30, 2007, including short-term investments, for federal income tax purposes was $983,189,053. Gross unrealized appreciation and depreciation of investments aggregated $17,392,813 and $13,618,593, respectively, resulting in net unrealized appreciation of $3,774,220. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities.

Bond Fund | Semiannual report

Board Consideration of and
Continuation of Investment Advisory
Agreement and Subadvisory
Agreement: John Hancock Bond Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Sovereign Bond Fund (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and (ii) the investment Subadvisory agreement (the Subadvisory Agreement) with MFC Global Investment Management (U.S.), LLC (the Subadviser) for the John Hancock Bond Fund (the Fund). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements.

At meetings held on May 7 and June 4–5, 2007, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/ Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including: (i) the investment performance of the Fund relative to a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group) each selected by Morningstar Inc. (Morningstar), an independent provider of investment company data, for a range of periods ended December 31, 2006, (ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group, (iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser, (iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund, (v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale, (vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department, (vii) the background and experience of senior management and investment professionals, and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. They principally considered performance and other information from Morningstar as of December 31, 2006. The Board also considered updated performance information provided to it by the Adviser or Subadviser at the May and June 2007 meetings. Performance and other information may be quite different as of the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and Subadviser. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs and compliance records of the Adviser and

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Subadviser. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2006. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s Peer Group and benchmark index. Morningstar determined the Category and Peer Group for the Fund. The Board reviewed with a representative of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board noted that the Fund’s performance during the periods under review was generally competitive with the performance of the Peer Group and Category medians, and its benchmark index, the Lehman Brothers Government/Credit Bond Index. The Board favorably viewed that the Fund’s performance during the 1-, 3- and 5-year periods was higher than the performance of the Peer Group and Category medians, and its benchmark index. The Board also noted that the Fund’s performance was higher than the performance of the Peer Group and Category medians for the 10-year period. The Board noted that, during this time period, the Fund’s performance was lower than the benchmark index, as was the performance of the Peer Group and Category medians.

Investment advisory fee and subadvisory fee
rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group and Category. The Board noted that the Advisory Agreement Rate was equal to the median of the Category and was not appreciably higher than the Peer Group median.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement Rate into account (Net Expense Ratio). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. The Board noted that the Fund’s Gross and Net Expense Ratios were higher than the median of its Peer Group and Category.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall performance and expenses supported the re-approval of the Advisory Agreements.

The Board also received information about the investment Subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment Subadvisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Subadviser. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose

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profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

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For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	Charles A. Rizzo	Custodian
James F. Carlin, Interim Chairman	Chief Financial Officer	The Bank of New York
James R. Boyle†	Gordon M. Shone	One Wall Street
William H. Cunningham	Treasurer	New York, NY 10286
Charles L. Ladner*	John G. Vrysen
Dr. John A. Moore*	Chief Operating Officer	Transfer agent
Patti McGill Peterson*		John Hancock Signature
Steven R. Pruchansky	Investment adviser	Services, Inc.
*Members of the Audit Committee	John Hancock Advisers, LLC	P.O. Box 9510
†Non-Independent Trustee	601 Congress Street	Portsmouth, NH 03802-9510
Boston, MA 02210-2805
Officers		Legal counsel
Keith F. Hartstein	Subadviser	Kirkpatrick & Lockhart
President and	MFC Global Investment	Preston Gates Ellis LLP
Chief Executive Officer	Management (U.S.), LLC	One Lincoln Street
Thomas M. Kinzler	101 Huntington Avenue	Boston, MA 02111-2950
Secretary and Chief Legal Officer	Boston, MA 02199
Francis V. Knox, Jr.
Chief Compliance Officer	Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock Signature	John Hancock Signature
	Services, Inc.	Services, Inc.
	P.O. Box 9510	Mutual Fund Image Operations
	Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

Phone	Customer service representatives	1-800-225-5291
	EASI-Line	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the SEC’s Web site, www.sec.gov.

Bond Fund | Semiannual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www. jhfunds com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Bond Fund.	210SA 11/07
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	1/08

ITEM 2. CODE OF ETHICS.

As of the end of the period, November 30, 2007, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Senior Financial Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to previously disclosed John Hancock Funds - Administration Committee Charter and John Hancock Funds – Governance Committee Charter.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-

year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Governance Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Sovereign Bond Fund

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: January 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: January 17, 2008

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: January 18, 2008